SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013 item
Oil and gas properties
Discount rate applied to estimated future net cash flows from proved oil and gas reserves (as a percent)	10.00%
Financial Instruments
Number of categories in which financial instruments are classified	5
Stock Option Plan
Share-based compensation
Fraction of the shares vesting each year	0.33
Vesting period	3 years
Expiration period	7 years
Stock Option Plan | Maximum
Share-based compensation
Authorized percentage to issue outstanding common shares from Treasury	10.00%
RSU
Share-based compensation
Fraction of the shares vesting each year	0.33
Vesting period	3 years
PSU
Share-based compensation
Vesting period	3 years
PSU | Minimum
Share-based compensation
Multiplier of cash payment based on the value of the underlying shares plus notional accrued dividends	0
PSU | Maximum
Share-based compensation
Multiplier of cash payment based on the value of the underlying shares plus notional accrued dividends	2.0